Leases (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Lease Rental Costs
Net Lease Expense on Operating Leases		$ 231.3	$ 224.9		$ 292.6
Amortization of Capital Leases		66.3	93.7		108.5
Interest on Capital Leases		16.7	18.9		25.1
Total Lease Rental Costs		314.3	337.5		426.2	[1]
PP&E and Related Obligations Under Capital Leases
Generation		141.7	146.3
Other Property, Plant and Equipment		373.3	373.1
Total Property, Plant and Equipment Under Capital Leases		515.0	519.4
Accumulated Amortization		229.0	226.4
Net Property, Plant and Equipment Under Capital Leases		286.0	293.0
Noncurrent Liability		238.8	242.1
Liability Due Within One Year		59.0	63.4
Total Obligations Under Capital Leases		297.8	305.5
Future Minimum Lease Payments
Capital Leases, 2018		76.6
Capital Leases, 2019		60.4
Capital Leases, 2020		49.7
Capital Leases, 2021		42.6
Capital Leases, 2022		35.1
Capital Leases, Later Years		106.2
Capital Leases, Total Future Minimum Lease Payments		370.6
Less Estimated Interest Element on Capital Leases		72.8
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		297.8
Noncancelable Operating Leases, 2018		245.9
Noncancelable Operating Leases, 2019		237.9
Noncancelable Operating Leases, 2020		227.6
Noncancelable Operating Leases, 2021		210.7
Noncancelable Operating Leases, 2022		201.1
Noncancelable Operating Leases, Later Years		137.1
Noncancelable Operating Leases, Total Future Minimum Lease Payments		1,260.3
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		$ 43.2
Leases (Textuals) [Abstract]
Maximum Remaining Lease Term		14 years
Lease Expenses Related to Discontinued Operations					89.0
Rockport Lease [Member]
Future Minimum Rentals, Sale Leaseback Transactions
2018	[2]	$ 147.8
2019	[2]	147.8
2020	[2]	147.8
2021	[2]	147.8
2022	[2]	147.2
Total Future Minimum Lease Payments	[2]	$ 738.4
Leases (Textuals) [Abstract]
Lease Term		33 years
Boat and Barge Leases [Member]
Leases (Textuals) [Abstract]
Maximum Potential Lease Payments, AEPRO Barge and Boat Leases		$ 50.0
Guarantor Obligations, Current Carrying Value		7.0
GuaranteeObligationsCurrentCarryingValueOtherLiabilitiesCurrent		1.0
GuaranteeObligationsCurrentCarryingValueOtherLiabilitiesNoncurrent		6.0
AEP Texas Inc. [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		10.5	9.8	[3]	8.1	[3]
Amortization of Capital Leases		4.0	3.4		2.9
Interest on Capital Leases		0.8	0.6		0.4
Total Lease Rental Costs		15.3	13.8		11.4
PP&E and Related Obligations Under Capital Leases
Generation		0.0	0.0
Other Property, Plant and Equipment		32.7	26.1
Total Property, Plant and Equipment Under Capital Leases		32.7	26.1
Accumulated Amortization		10.0	7.7
Net Property, Plant and Equipment Under Capital Leases		22.7	18.4
Noncurrent Liability		18.5	14.8
Liability Due Within One Year		4.2	3.6
Total Obligations Under Capital Leases		22.7	18.4
Future Minimum Lease Payments
Capital Leases, 2018		5.1
Capital Leases, 2019		4.0
Capital Leases, 2020		3.4
Capital Leases, 2021		3.1
Capital Leases, 2022		2.6
Capital Leases, Later Years		8.3
Capital Leases, Total Future Minimum Lease Payments		26.5
Less Estimated Interest Element on Capital Leases		3.8
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		22.7
Noncancelable Operating Leases, 2018		11.6
Noncancelable Operating Leases, 2019		10.7
Noncancelable Operating Leases, 2020		9.8
Noncancelable Operating Leases, 2021		8.9
Noncancelable Operating Leases, 2022		7.9
Noncancelable Operating Leases, Later Years		21.5
Noncancelable Operating Leases, Total Future Minimum Lease Payments		70.4
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		10.0
Leases (Textuals) [Abstract]
Lease Expenses Related to Discontinued Operations			1.0		1.0
AEP Transmission Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		1.7	0.9		0.5
Amortization of Capital Leases		0.0	0.0		0.0
Interest on Capital Leases		0.0	0.0		0.0
Total Lease Rental Costs		1.7	0.9		0.5
PP&E and Related Obligations Under Capital Leases
Generation		0.0	0.0
Other Property, Plant and Equipment		0.2	0.0
Total Property, Plant and Equipment Under Capital Leases		0.2	0.0
Accumulated Amortization		0.0	0.0
Net Property, Plant and Equipment Under Capital Leases		0.2	0.0
Noncurrent Liability		0.1	0.0
Liability Due Within One Year		0.1	0.0
Total Obligations Under Capital Leases		0.2	0.0
Future Minimum Lease Payments
Capital Leases, 2018		0.1
Capital Leases, 2019		0.1
Capital Leases, 2020		0.0
Capital Leases, 2021		0.0
Capital Leases, 2022		0.0
Capital Leases, Later Years		0.0
Capital Leases, Total Future Minimum Lease Payments		0.2
Less Estimated Interest Element on Capital Leases		0.0
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		0.2
Noncancelable Operating Leases, 2018		1.7
Noncancelable Operating Leases, 2019		1.3
Noncancelable Operating Leases, 2020		1.0
Noncancelable Operating Leases, 2021		0.4
Noncancelable Operating Leases, 2022		0.0
Noncancelable Operating Leases, Later Years		0.0
Noncancelable Operating Leases, Total Future Minimum Lease Payments		4.4
Appalachian Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		17.5	16.6		16.4
Amortization of Capital Leases		6.9	6.4		5.6
Interest on Capital Leases		3.7	3.5		0.8
Total Lease Rental Costs		28.1	26.5		22.8
PP&E and Related Obligations Under Capital Leases
Generation		42.5	45.0
Other Property, Plant and Equipment		18.0	18.1
Total Property, Plant and Equipment Under Capital Leases		60.5	63.1
Accumulated Amortization		19.0	18.1
Net Property, Plant and Equipment Under Capital Leases		41.5	45.0
Noncurrent Liability		34.9	38.2
Liability Due Within One Year		6.6	6.8
Total Obligations Under Capital Leases		41.5	45.0
Future Minimum Lease Payments
Capital Leases, 2018		10.0
Capital Leases, 2019		7.9
Capital Leases, 2020		7.0
Capital Leases, 2021		6.8
Capital Leases, 2022		6.4
Capital Leases, Later Years		18.8
Capital Leases, Total Future Minimum Lease Payments		56.9
Less Estimated Interest Element on Capital Leases		15.4
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		41.5
Noncancelable Operating Leases, 2018		17.3
Noncancelable Operating Leases, 2019		15.6
Noncancelable Operating Leases, 2020		14.4
Noncancelable Operating Leases, 2021		12.0
Noncancelable Operating Leases, 2022		10.9
Noncancelable Operating Leases, Later Years		23.3
Noncancelable Operating Leases, Total Future Minimum Lease Payments		93.5
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		8.8
Indiana Michigan Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		88.4	90.5		88.3
Amortization of Capital Leases		11.1	35.6		40.7
Interest on Capital Leases		3.2	3.7		3.3
Total Lease Rental Costs		102.7	129.8		132.3
PP&E and Related Obligations Under Capital Leases
Generation		27.2	26.4
Other Property, Plant and Equipment		34.0	43.7
Total Property, Plant and Equipment Under Capital Leases		61.2	70.1
Accumulated Amortization		21.1	25.4
Net Property, Plant and Equipment Under Capital Leases		40.1	44.7
Noncurrent Liability		34.3	35.3
Liability Due Within One Year		5.8	9.4
Total Obligations Under Capital Leases		40.1	44.7
Future Minimum Lease Payments
Capital Leases, 2018		11.0
Capital Leases, 2019		7.2
Capital Leases, 2020		6.4
Capital Leases, 2021		5.9
Capital Leases, 2022		5.4
Capital Leases, Later Years		25.2
Capital Leases, Total Future Minimum Lease Payments		61.1
Less Estimated Interest Element on Capital Leases		21.0
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		40.1
Noncancelable Operating Leases, 2018		91.3
Noncancelable Operating Leases, 2019		90.3
Noncancelable Operating Leases, 2020		86.9
Noncancelable Operating Leases, 2021		82.4
Noncancelable Operating Leases, 2022		81.4
Noncancelable Operating Leases, Later Years		16.3
Noncancelable Operating Leases, Total Future Minimum Lease Payments		448.6
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		3.3
Indiana Michigan Power Co [Member] | Rockport Lease [Member]
Future Minimum Rentals, Sale Leaseback Transactions
2018		73.9
2019		73.9
2020		73.9
2021		73.9
2022		73.6
Total Future Minimum Lease Payments		$ 369.2
Leases (Textuals) [Abstract]
Lease Term		33 years
Indiana Michigan Power Co [Member] | Nuclear Fuel Lease [Member]
Future Minimum Rentals, Sale Leaseback Transactions
2018		$ 2.0
Leases (Textuals) [Abstract]
Lease Term		54 months
Portion of Unamortized Nuclear Fuel Inventory Sold at Cost		$ 110.0
Indiana Michigan Power Co [Member] | Railcar Lease [Member]
Leases (Textuals) [Abstract]
Future Minimum Lease Obligation for Remaining Railcars		$ 7.0
Sale Proceeds Guaranteed by Lessor Under Current Five Year Lease Term		83.00%
Sale Proceeds Guaranteed by Lessor at the End of 20-Year Term		77.00%
Maximum Potential Loss Related to Guarantee		$ 8.0
Ohio Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		8.2	7.1		7.6
Amortization of Capital Leases		4.1	4.2		3.9
Interest on Capital Leases		0.5	0.5		0.6
Total Lease Rental Costs		12.8	11.8		12.1
PP&E and Related Obligations Under Capital Leases
Generation		0.0	0.0
Other Property, Plant and Equipment		22.8	23.9
Total Property, Plant and Equipment Under Capital Leases		22.8	23.9
Accumulated Amortization		10.6	11.6
Net Property, Plant and Equipment Under Capital Leases		12.2	12.3
Noncurrent Liability		7.9	8.1
Liability Due Within One Year		4.3	4.2
Total Obligations Under Capital Leases		12.2	12.3
Future Minimum Lease Payments
Capital Leases, 2018		4.7
Capital Leases, 2019		2.4
Capital Leases, 2020		1.8
Capital Leases, 2021		1.6
Capital Leases, 2022		1.1
Capital Leases, Later Years		2.0
Capital Leases, Total Future Minimum Lease Payments		13.6
Less Estimated Interest Element on Capital Leases		1.4
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		12.2
Noncancelable Operating Leases, 2018		11.3
Noncancelable Operating Leases, 2019		10.3
Noncancelable Operating Leases, 2020		8.7
Noncancelable Operating Leases, 2021		6.3
Noncancelable Operating Leases, 2022		5.4
Noncancelable Operating Leases, Later Years		19.5
Noncancelable Operating Leases, Total Future Minimum Lease Payments		61.5
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		6.4
Public Service Co Of Oklahoma [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		4.4	5.0		5.4
Amortization of Capital Leases		4.0	3.7		3.5
Interest on Capital Leases		0.6	0.6		0.7
Total Lease Rental Costs		9.0	9.3		9.6
PP&E and Related Obligations Under Capital Leases
Generation		8.9	10.0
Other Property, Plant and Equipment		18.0	19.4
Total Property, Plant and Equipment Under Capital Leases		26.9	29.4
Accumulated Amortization		15.3	15.6
Net Property, Plant and Equipment Under Capital Leases		11.6	13.8
Noncurrent Liability		8.3	9.8
Liability Due Within One Year		3.5	4.1
Total Obligations Under Capital Leases		11.8	13.9
Future Minimum Lease Payments
Capital Leases, 2018		3.8
Capital Leases, 2019		2.5
Capital Leases, 2020		1.7
Capital Leases, 2021		1.3
Capital Leases, 2022		1.0
Capital Leases, Later Years		2.6
Capital Leases, Total Future Minimum Lease Payments		12.9
Less Estimated Interest Element on Capital Leases		1.3
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		11.6
Noncancelable Operating Leases, 2018		4.8
Noncancelable Operating Leases, 2019		4.3
Noncancelable Operating Leases, 2020		3.8
Noncancelable Operating Leases, 2021		2.9
Noncancelable Operating Leases, 2022		2.5
Noncancelable Operating Leases, Later Years		6.5
Noncancelable Operating Leases, Total Future Minimum Lease Payments		24.8
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		3.6
Southwestern Electric Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		5.3	6.7		6.7
Amortization of Capital Leases		11.2	13.6		13.7
Interest on Capital Leases		3.6	5.1		6.2
Total Lease Rental Costs		20.1	25.4		$ 26.6
PP&E and Related Obligations Under Capital Leases
Generation		33.4	34.5
Other Property, Plant and Equipment		122.4	122.1
Total Property, Plant and Equipment Under Capital Leases		155.8	156.6
Accumulated Amortization		94.0	86.5
Net Property, Plant and Equipment Under Capital Leases		61.8	70.1
Noncurrent Liability		57.8	65.5
Liability Due Within One Year		11.2	11.8
Total Obligations Under Capital Leases		69.0	$ 77.3
Future Minimum Lease Payments
Capital Leases, 2018		14.3
Capital Leases, 2019		12.7
Capital Leases, 2020		10.9
Capital Leases, 2021		10.0
Capital Leases, 2022		8.9
Capital Leases, Later Years		25.6
Capital Leases, Total Future Minimum Lease Payments		82.4
Less Estimated Interest Element on Capital Leases		13.4
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		69.0
Noncancelable Operating Leases, 2018		6.0
Noncancelable Operating Leases, 2019		5.7
Noncancelable Operating Leases, 2020		5.3
Noncancelable Operating Leases, 2021		4.9
Noncancelable Operating Leases, 2022		4.3
Noncancelable Operating Leases, Later Years		9.5
Noncancelable Operating Leases, Total Future Minimum Lease Payments		35.7
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		3.7
Southwestern Electric Power Co [Member] | Railcar Lease [Member]
Leases (Textuals) [Abstract]
Future Minimum Lease Obligation for Remaining Railcars		$ 8.0
Sale Proceeds Guaranteed by Lessor Under Current Five Year Lease Term		83.00%
Sale Proceeds Guaranteed by Lessor at the End of 20-Year Term		77.00%
Maximum Potential Loss Related to Guarantee		$ 10.0

[1]	Amounts include lease expenses related to AEPRO that have been classified as Other Operation Expense from Discontinued Operations on the statement of income in the amount of $89 million for the year ended December 31, 2015. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.
[2]	AEP’s future minimum lease payments include equal shares from AEGCo and I&M.
[3]	Amounts include lease expenses related to AEP Texas Wind Farms that have been classified as Other Operation Expense from Discontinued Operations on the statements of income in the amount of $1 million for each of the years ended December 31, 2016 and 2015, respectively. See Note 7 for additional information.